Selected Quarterly Financial Data - Selected Quarterly Financial Data (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenues, net	$ 21,201	$ 17,564	$ 17,994	$ 15,385	$ 17,152	$ 15,478	$ 16,795	$ 16,359	$ 72,144	$ 65,784	$ 54,981
Gross margin	3,148	2,683	2,666	2,249	2,761	2,562	2,543	2,568	10,746	10,434	8,559
Interest expense	251	256	265	263	266	273	278	277	1,035	1,094	1,238
Loss on extinguishment of debt	1		23						24		551
Income before income taxes	852	610	544	198	458	437	541	506	2,204	1,942	381
Net income	$ 1,620	$ 464	$ 507	$ 166	$ 378	$ 381	$ 436	$ 473	$ 2,757	$ 1,668	$ 183